Cover	Oct. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 02, 2022
Entity Registrant Name	IQVIA HOLDINGS INC.
(State or other jurisdiction of incorporation)	DE
(Commission File Number)	001-35907
(IRS Employer Identification No.)	27-1341991
Entity Address, Street	4820 Emperor Blvd.
Entity Address, City	Durham
Entity Address, State	NC
Entity Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	998-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001478242
Amendment Flag	false
Current Fiscal Year End Date